Segment Information	6 Months Ended
Jun. 30, 2019
Segment Reporting [Abstract]
Segment Information	SEGMENT INFORMATION

We own and operate LNG carriers, a FLNG and FSRUs and provide these services under time charters under varying periods. Our reportable segments consist of the primary services each provides. Although our segments are generally influenced by the same economic factors, each represents a distinct product in the LNG industry. Segment results are evaluated based on net income. The accounting principles for the segments are the same as for our consolidated financial statements. "Project development expenses" are allocated to each segment based on the nature of the project. Indirect general and administrative expenses are allocated to each segment based on estimated use.
The split of the organization of the business into three reportable segments is based on differences in management structure and reporting, economic characteristics, customer base, asset class and contract structure. As of June 30, 2019, we operate in the following three reportable segments:

•	Vessel operations – We operate and subsequently charter out vessels on fixed terms to customers.

•
FLNG – In 2014, we ordered our first FLNG based on the conversion of our existing LNG carrier, the Hilli. The Hilli FLNG conversion has been completed and the vessel was accepted by the customer under the LTA on May 31, 2018.

In July 2016, we entered into an agreement with Schlumberger B.V. ("Schlumberger") to form OneLNG, a joint venture, with the intention to offer an integrated upstream and midstream solution for the development of low cost gas reserves to LNG. In May 2018, it was decided that Golar and Schlumberger will wind down OneLNG and work on FLNG projects as required on a case-by-case basis.
In December 2018, we entered into a FLNG conversion contract for our existing LNG Carrier, the Gimi. See note 11.

•
Power – In July 2016, we entered into certain agreements forming a 50/50 joint venture, Golar Power, with private equity firm Stonepeak. Golar Power offers integrated LNG based downstream solutions, through the ownership and operation of FSRUs and associated terminal and power generation infrastructure.

	Six Months Ended June 30, 2019					Six Months Ended June 30, 2018
(in thousands of $)	Vessel operations	FLNG	Power	Other (1)	Total	Vessel operations	FLNG	Power	Other (1)	Total
Statement of Operations:
Total operating revenues	101,984	109,048	—	—	211,032	106,987	18,577	—	—	125,564
Depreciation and amortization	(32,182)	(24,102)	—	—	(56,284)	(32,775)	(4,091)	—	—	(36,866)
Other operating expenses	(93,305)	(28,860)	—	—	(122,165)	(103,058)	(12,172)	—	—	(115,230)
Impairment of long-term assets (2) (3)	(41,597)	—	—	—	(41,597)	—	—	—	—	—
Other operating gains (note 18)	9,260	5,183	—	—	14,443	10,000	101,366	—	—	111,366
Operating (loss)/income	(55,840)	61,269	—	—	5,429	(18,846)	103,680	—	—	84,834

Inter segment operating income/(loss) (4)	342	—	—	(342)	—	205	—	—	(205)	—
Segment operating/(loss) income	(55,498)	61,269	—	(342)	5,429	(18,641)	103,680	—	(205)	84,834

Equity in net (losses)/earnings of affiliates	(28,946)	—	(10,923)	—	(39,869)	8,693	(2,047)	(12,861)	—	(6,215)

Balance Sheet:	June 30, 2019					December 31, 2018
(in thousands of $)	Vessel operations	FLNG	Power	Other (1)	Total	Vessel operations	FLNG	Power	Other (1)	Total
Total assets	2,683,867	1,682,697	263,526	(5,793)	4,624,297	2,990,506	1,555,389	266,151	(5,451)	4,806,595
Investment in affiliates	259,012	—	263,526	—	522,538	305,631	—	266,151	—	571,782

(1) Eliminations required for consolidation purposes.
(2) On March 29, 2019 we signed an agreement with LNG Hrvatska for the future sale of the Golar Viking once converted into an FSRU, following the completion of its current charter lease term, which triggered an impairment indicator. The impairment loss of $34.3 million is recognized in operating costs for the write down of the Golar Viking asset to its fair value. Fair value is based on average broker valuation at date of measurement and represents the exit price in the principal LNG carrier sales market.
(3) In May 2019, a major shareholder sold its shareholding which triggered a re-assessment of the carrying value of our investment in OLT-O. This resulted in an impairment charge of $7.3 million for the write down of the carrying value in our investment in OLT-O to its fair value.
(4) Inter segment operating income/(loss) relates to management fee revenues and charter revenues between the segments.

Revenues from external customers

During the six months ended June 30, 2019, our vessels operated predominately under charters within the Cool Pool and tolling fees under our LTA with Perenco and SNH.

For the six months ended June 30, 2019 and 2018, revenues from the following customers accounted for over 10% of our total operating revenues, excluding vessel and other management fees:

	Six months ended June 30,
(in thousands of $)	2019		2018
Cool Pool (note 17)	66,691	33%	83,959	74%
Perenco and SNH	109,048	54%	18,577	16%